EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
EQUITY
Note 19: -     Equity

a.	share capital

	December 31, 2018		December 31, 2017
	Authorized	Outstanding	Authorized	Outstanding
ordinary shares of NIS 1 par value	70,000,000	40,295,078	70,000,000	40,262,819

b.	Rights attached to Shares

Voting rights at the shareholders general meeting, rights to dividend, rights in case of liquidation of the Company and rights to nominate directors.

c.	Share options and restricted shares

During 2018 and 2017, 53,584 and 10,659 share options, respectively, were exercised, on a cash-less basis, into 8,686 and 1,988 ordinary shares of NIS 1 par value each and 23,572 and 7,656 restricted shares were vested for total consideration of  $9  thousand and $3  thousands, respectively.

For additional information regarding options and restricted shares granted to employees and management in 2018, refer to Note 20 below.

d.	Capital management in the Company

The Company's goals in its capital management are to preserve capital ratios that will ensure stability and liquidity to support business activity and create maximum value for shareholders.